Accounting Policies - Summary of Estimated Useful Life of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	10 years
Bottom of range [member] | Customer-related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	3 years
Bottom of range [member] | Other proprietary tools [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	3 years
Bottom of range [member] | Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	3 years
Top of range [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	20 years
Top of range [member] | Customer-related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	10 years
Top of range [member] | Other proprietary tools [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	10 years
Top of range [member] | Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	5 years